Trust Account and Fair Value Measurements - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021 USD ($)
Change in fair value of warrant liabilities	$ 92,012,500
Cash held in trust Account	37,629
US Government Securities | Fair Value, Recurring [Member]
Cash held in trust Account	12,088
US Treasury Bill Securities [Member]
Investment securities held in trust account	$ 1,725,009,009